Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
28.	Quarterly Results of Operations (Unaudited)

The following tables summarize the Company’s unaudited consolidated results of operations on a quarterly basis for the years ended December 31, 2013 and 2012. The sum of the quarterly earnings (loss) per share amounts do not equal the amount reported for the full year since per share amounts are computed independently for each quarter and for the full year based on respective weighted-average shares outstanding and other dilutive potential shares.

Quarterly results of operations are summarized as follows (in thousands, except per share data):

	For the 2013 Quarters Ended
	December 31(3)	September 30	June 30 (1)	March 31(1)(2)
Total revenues	$402,839	$489,167	$595,964	$314,529
Total expenses	382,604	374,856	359,049	266,744
Other gains (losses)	(13,330)	6,507	1,656	(1,261)

Income before income taxes	6,905	120,818	238,571	46,524
Income tax expense (benefit)	(2,892)	48,129	95,339	18,775

Net income	$9,797	$72,689	$143,232	$27,749

Basic earnings per common and common equivalent share	$0.26	$1.93	$3.82	$0.74
Diluted earnings per common and common equivalent share	0.26	1.90	3.75	0.73

	For the 2012 Quarters Ended
	December 31(1)(3)(4)	September 30	June 30	March 31
Total revenues	$171,004	$149,073	$150,889	$152,841
Total expenses	176,033	141,621	150,902	149,344
Other gains (losses)	(50,032)	3,123	788	4,763

Income (loss) before income taxes	(55,061)	10,575	775	8,260
Income tax expense (benefit)	(20,953)	4,164	347	3,125

Net income (loss)	$(34,108)	$6,411	$428	$5,135

Basic earnings (loss) per common and common equivalent share	$(0.98)	$0.22	$0.01	$0.17
Diluted earnings (loss) per common and common equivalent share	(0.98)	0.21	0.01	0.17

(1)	During the third quarter of 2013, the Company reclassified net fair value gains on reverse loans and related HMBS obligations to a component of revenues, affecting the quarters noted above. These amounts were previously classified as a component of other gains (losses).
(2)	During the second quarter of 2013, the Company made a correction to its accounting for certain purchased servicing rights and related intangible assets, which reduced total revenues and total expenses for the three months ended March 31, 2013. There was no significant impact on previously reported net income as a result of this change.
(3)	Other gains (losses) for the fourth quarter 2012 and the fourth quarter of 2013 include losses on extinguishment of debt of $48.6 million and $12.5 million, respectively.
(4)	The Company reclassified amortization of servicing rights, which was previously included as a component of depreciation and amortization, to net servicing revenue and fees. This change in presentation reduced total revenues and total expenses for the three months ended December 31, 2012. This change in presentation has been reflected in its quarterly filings with the Securities and Exchange Commission during 2013.